SUPPLEMENT
DATED AUGUST 10, 2009
TO THE
CLASS A, CLASS B, CLASS C SHARES PROSPECTUS
CLASS Y SHARES PROSPECTUS
EACH DATED MARCH 1, 2009
FOR THE HARTFORD MUTUAL FUNDS, INC. (THE “PROSPECTUSES”)

The Prospectuses are revised as follows:

The Hartford Global Communications Fund, The Hartford Global Equity Fund, The Hartford Global Financial Services Fund and The Hartford Global Technology Fund

Under the headings “The Hartford Global Communications Fund,” “The Hartford Global Equity Fund,” “The Hartford Global Financial Services Fund,” and “The Global Technology Fund” in the Prospectuses, the sections entitled “Proposed Reorganizations” are deleted in their entirety and replaced to read as follows:

At a Special Meeting of Shareholders held on August 4, 2009, the shareholders of The Hartford Global Communications Fund, The Hartford Global Financial Services Fund and The Hartford Global Technology Fund (“Acquired Funds”) each approved an Agreement and Plan of Reorganization (the "Reorganization Agreements") in connection with the reorganizations of the Acquired Funds with and into the The Hartford Global Equity Fund (“Acquiring Fund”). The Reorganization Agreements contemplate (1) the transfer of all of the assets of each Acquired Fund to the Acquiring Fund in exchange for shares of the Acquiring Fund having equivalent value; (2) the assumption by the Acquiring Fund of all of the liabilities of the Acquired Funds; and (3) the distribution of shares of the Acquiring Fund to the shareholders of the Acquired Funds in complete liquidation of the Acquired Funds. Each shareholder of the Acquired Funds will receive shares of the Acquiring Fund having value equivalent to shares of the Acquired Funds held by that shareholder as of the closing date of the Reorganization.

The Reorganizations contemplated by the Reorganization Agreements will be effected on or about August 28, 2009. Following the Reorganizations, the Acquired Funds will no longer exist. Accordingly, all references and disclosures concerning The Hartford Global Communications Fund, The Hartford Global Financial Services Fund and The Hartford Global Technology Fund are hereby deleted.

This Supplement should be retained with your Prospectus for future reference.

SUPPLEMENT
Dated August 10, 2009
to the
Combined Statement of Additional Information (the “SAI”)
For The Hartford Mutual Funds
Dated March 1, 2009

The SAI is revised as follows:

The Hartford Global Communications Fund, The Hartford Global Equity Fund, The Hartford Global Financial Services Fund and The Hartford Global Technology Fund

At a Special Meeting of Shareholders held on August 4, 2009, the shareholders of The Hartford Global Communications Fund, The Hartford Global Financial Services Fund and The Hartford Global Technology Fund (“Acquired Funds”) each approved an Agreement and Plan of Reorganization (the "Reorganization Agreements") in connection with the reorganizations of the Acquired Funds with and into The Hartford Global Equity Fund (“Acquiring Fund”). The Reorganization Agreements contemplate (1) the transfer of all of the assets of each Acquired Fund to the Acquiring Fund in exchange for shares of the Acquiring Fund having equivalent value; (2) the assumption by the Acquiring Fund of all of the liabilities of the Acquired Funds; and (3) the distribution of shares of the Acquiring Fund to the shareholders of the Acquired Funds in complete liquidation of the Acquired Funds. Each shareholder of the Acquired Funds will receive shares of the Acquiring Fund having value equivalent to shares of the Acquired Funds held by that shareholder as of the closing date of the Reorganization.

The Reorganizations contemplated by the Reorganization Agreements will be effected on or about August 28, 2009. Following the Reorganizations, the Acquired Funds will no longer exist. Accordingly, all references and disclosures concerning The Hartford Global Communications Fund, The Hartford Global Financial Services Fund and The Hartford Global Technology Fund are hereby deleted.

This Supplement should be retained with your SAI for future reference.